LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS	0 Months Ended
Dec. 31, 2011
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 17—LEGAL SETTLEMENTS, ACQUISITION, RESTRUCTURING AND OTHER EXPENSES AND IMPAIRMENT:

Legal settlements, acquisition, restructuring and other expenses and impairment consisted of the following:

	Year ended December 31 ,
	2011	2010	2009

	U.S. $ in millions
Legal settlements	$471	$2	$434
Impairment of long lived assets (see also notes 6 and 7)	201	124	110
Restructuring and other expenses	192	260	90
Acquisition costs	37	24	4
Total	$901	$410	$638

<>Legal settlements for the year ended December 31, 2011 includes mainly settlements in connection with intellectual property lawsuits and product liability cases.

During 2011, we reached the following settlements:

  A settlement with Pfizer Inc. of patent litigation related to generic versions of Pfizer's Neurontin® (gabapentin) capsules and tablets sold by Teva and its subsidiary IVAX Pharmaceuticals. The settlement between the parties provides for a full release of Teva and its subsidiaries and a one-time payment to Pfizer. The financial terms of the settlement are confidential.
  A settlement agreement with Novartis regarding patent litigation related to amlodipine/benazepril (Lotrel®). The settlement provides for a full release for past sales and a royalty-free license for future sales of all strengths. The financial terms of the settlement are confidential.
  A settlement with the plaintiffs in the majority of the propofol product liability cases where hepatitis C infection was alleged. Teva has established a provision covering both the settlement and the estimated cost of the remainder of these cases.

Impairment of long lived assets of $201 million for the year ended December 31, 2011 related primarily to our Animal Health business in the U.S. and the divestiture of Fentanil in connection with the Cephalon acquisition. Impairment of long lived assets of $124 million for the year ended December 31, 2010 included mainly impairments of intangible assets and fixed assets as a result of the decisions to restructure the Irvine facility.

The restructuring and other expenses relate mainly to integration of new businesses under the new accounting rules, which in previous business combinations were included in the purchase price allocation, as well as cost reduction initiatives comprising closure of certain manufacturing and R&D facilities, and streamlining the staff functions and work force to achieve these goals.

Restructuring and other expenses of $192 million and $260 million for the years ended December 31, 2011 and 2010, respectively, are comprised mainly of severance costs of $154 million and $187 million.

Acquisition expenses in 2011 in the amount of $37 million were primarily related to the Cephalon acquisition.